Business segment information - Distribution of Total Assets by Geographical Area (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Assets	$ 2,858,720	$ 2,907,512
Ireland
Segment Reporting Information [Line Items]
Assets	1,340,307	1,323,181
Rest of Europe
Segment Reporting Information [Line Items]
Assets	605,148	660,797
U.S.
Segment Reporting Information [Line Items]
Assets	735,370	755,271
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 177,895	$ 168,263